Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								3 Months Ended	12 Months Ended
	Jul. 19, 2025 shares	Dec. 31, 2024 ¥ / shares $ / shares shares	Apr. 08, 2024 shares	Mar. 22, 2024 shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Feb. 08, 2019 USD ($) $ / shares shares	Nov. 08, 2021	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2025 $ / shares shares	Apr. 07, 2023 shares	Dec. 31, 2022 shares	May 07, 2020 $ / shares	Feb. 20, 2019 $ / shares shares	Feb. 05, 2019
Shareholders’ Equity [Line Items]
Trading days									20 days
Closing trading days									30 days
Earn-out liability (in Yuan Renminbi) | ¥											¥ 9,960
Shares issued (in Yuan Renminbi) | ¥
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant exercise (in Dollars per share) | $ / shares																$ 11.5
Expire years																		5 years
Redemption price (in Dollars per share) | $ / shares													$ 0.01
Exceeds price per share (in Dollars per share) | $ / shares													16.5
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant exercise (in Dollars per share) | $ / shares													$ 11.5
Notice of redemption days									30 days
Warrants expiration date									Feb. 05, 2024				Feb. 05, 2024
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding		41,847,784							42,462,768	41,847,784	41,038,937		42,462,768		39,609,726
Obligation to issued shares				2,969,114						403,089	995,118
Shares issued (in Yuan Renminbi) | ¥										¥ 9,960	¥ 13,106
Equity Unit Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units												100,000
Weiliantong [Member]
Shareholders’ Equity [Line Items]
Achieved percentage											82.72%
Weilaijin [Member]
Shareholders’ Equity [Line Items]
Obligation to issued shares									636,691
Shares issued (in Yuan Renminbi) | ¥									¥ 20,817	¥ 20,817	¥ 20,817
Equity Unit Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Unit purchase option, value (in Dollars) | $							$ 100
Units exercisable							375,000										56,250
Unit purchase option, exercisable price per unit (in Dollars per share) | $ / shares							$ 11.5										$ 11.5
Aggregate exercise price of unit purchase option (in Dollars) | $							$ 4,312,500
Elements of units, description									Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”).
Unit purchase option exercised
Equity Unit Purchase Agreements [Member] | Warrants [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units												100,000
Equity Unit Purchase Agreements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units												110,000
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
RUSs outstanding		608,874							249,311	608,874	773,874		249,311		716,956
RSUs grants in period									282,543	272,999	512,217
Forfeited shares									27,122	31,714	21,206
Shares vested									614,984	405,758	434,093
Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares	3,000,000
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares	6,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Ordinary shares, issued		38,922,726							39,537,710	38,922,726			39,537,710
Ordinary shares, outstanding		38,922,726							39,537,710	38,922,726			39,537,710
Repurchased aggregate share		134,333			119,725	794,120
Treasury stock, per shares (in Dollars per share) | $ / shares		¥ 0.76			$ 3.2	$ 3.01
Issuance of shares for achievement of earnout target			403,089								403,089
Class A Ordinary Shares [Member] | Acquisition of Beelive [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued														507,804
Class A Ordinary Shares [Member] | Acquisition of Weiliantong [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued			403,089											487,314
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Ordinary shares, issued		2,925,058							2,925,058	2,925,058			2,925,058
Ordinary shares, outstanding		2,925,058							2,925,058	2,925,058			2,925,058
Percentage of voting rights								3%